IMPAIRMENT REVERSAL (Tables)	12 Months Ended
Dec. 31, 2025
IMPAIRMENT REVERSAL
Schedule of impairment reversal

	Years ended December 31,
	2025	2024
Impairment reversal	$(116.1)	$(74.1)